INVESTMENT LOSS (Tables)	12 Months Ended
Dec. 31, 2012
INVESTMENT LOSS
Summary of the Company's investment loss

	Years Ended December 31,
	2010	2011	2012
	$	$	$
Impairment of long-term investment	(3,000,000)	—	(1,081,700)